Shareholder Fees - FidelityDisciplinedEquityFund-RetailPRO	Dec. 30, 2024 USD ($)
FidelityDisciplinedEquityFund-RetailPRO | Fidelity Disciplined Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none